Cat Financial Financing Activities (Details) - Wholesale Receivables - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Contractual maturities of wholesale inventory receivables
2016	$ 1,292
2017	412
2018	287
2019	70
2020	27
Thereafter	4
Total Amounts Due	2,092
Guaranteed residual value	62
Unguaranteed residual value	50
Less: Unearned Income	(39)
Total	2,165	$ 2,170
Wholesale Installment Contracts
Contractual maturities of wholesale inventory receivables
2016	174
2017	98
2018	71
2019	37
2020	15
Thereafter	2
Total Amounts Due	397
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(7)
Total	390
Wholesale Finance Leases
Contractual maturities of wholesale inventory receivables
2016	88
2017	78
2018	55
2019	28
2020	10
Thereafter	2
Total Amounts Due	261
Guaranteed residual value	62
Unguaranteed residual value	50
Less: Unearned Income	(29)
Total	344
Wholesale Notes
Contractual maturities of wholesale inventory receivables
2016	1,030
2017	236
2018	161
2019	5
2020	2
Thereafter	0
Total Amounts Due	1,434
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned Income	(3)
Total	$ 1,431